RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS AND PREVIOUSLY ISSUED UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS - Consolidated Statements of Cash Flows (Details) - USD ($)
	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income (Loss)	$ (16,611,425)	$ (4,345,725)	$ (12,638,883)	$ (5,705,098)	$ (18,343,981)	$ (22,689,706)	$ (34,515,754)	$ (20,710,446)
Change in fair value of debt	256,522			0
Loss on issuance of debt	(707,800)			0
Loss on extinguishment of debt	(5,497,516)	(1,303,969)	(10,293,834)	0	(10,293,834)	(11,597,803)	(20,504,307)	0
Changes in operating assets and liabilities: Accrued expenses	681,210			524,487	1,702,104	1,976,187	$ 2,108,562	116,001
Senior Convertible Notes [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss on extinguishment of debt	(1,682,641)
Originally Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income (Loss)	(14,020,050)	(4,377,522)	(12,687,388)	(5,700,653)	(18,388,041)	(22,765,563)		(20,706,384)
Change in fair value of debt	28,997
Loss on extinguishment of debt	(3,386,416)	(1,339,017)	(10,346,108)		(10,346,108)	(11,685,125)
Changes in operating assets and liabilities: Accrued expenses				520,042	1,693,890	1,964,723		111,939
Restatement Adjustment [Member] | Senior Convertible Notes [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income (Loss)		31,797	48,505	(4,445)	44,060	75,857		(4,062)
Loss on extinguishment of debt		$ 35,048	$ 52,274		52,274	87,322
Changes in operating assets and liabilities: Accrued expenses				$ 4,445	$ 8,214	$ 11,464		$ 4,062
Restatement Adjustment [Member] | Indigo Convertible Notes [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income (Loss)	(2,591,375)
Change in fair value of debt	227,525
Loss on issuance of debt	(707,800)
Loss on extinguishment of debt	$ (2,111,100)